Related parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related parties
Related parties
Royalty agreement
In 2014, the Company entered into a royalty agreement with certain of the Company's founders under which these founders are paid a royalty of 2%, in the aggregate, of gross sales of any product sold by the Company or by any of the Company's licensees for use in the treatment of any neuromuscular disorder, and that uses, incorporates or embodies, or is made using, any of the Company's intellectual property, including any know-how.
Upon the launch of HOTSHOT in the second quarter of 2016, the Company's founders began earning royalties under this agreement. Royalty amounts earned by the founders during the years ended December 31, 2018, December 31, 2017 and December 31, 2016 totaled approximately $17,000, $25,000 and $20,000, respectively, including approximately $3,000, $3,000 and $4,000 not yet paid as of year end, respectively. Royalty expense is recorded in cost of product revenue in the consolidated statement of operations.
In January 2019, the Founders entered into a royalty agreement with Flex Innovation Group LLC, which, in part, replaces the royalty agreement with Flex Pharma, Inc. described above. The royalty is payable over twenty years from the date of the agreement, with a 2% royalty due on product sales, as defined in the agreement, for the first ten years and a 1% royalty due for the following ten years.
License agreement
For the period from May 2014 through July 2016, the Company licensed a portion of its office space to ECLDS, LLC, which was controlled by the Company's former Chief Executive Officer. In October 2015, the license agreement was assigned by ECLDS, LLC to a third party, that was not owned by the Company's former Chief Executive Officer, but for which a business relationship existed. In July 2016, the license agreement terminated.
Under the terms of the license, the entity charged the same rental rate as that was charged to the Company. During the year ended December 31, 2016, the Company received approximately $32,000 in license fees from the aforementioned related party, and such amounts received have been recorded as a reduction to rent expense.